Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
	Year ended March 31,
	2017	2018	2019
Current tax
- PRC	$116	$173	$236
Deferred tax
- PRC	93	(166)	(92)
	$209	$7	$144

Schedule of Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2017	2018	2019
Provision for income taxes at statutory tax rate in the PRC	$396	$1,549	$1,105
Tax rate differential on entities not subject to PRC income tax	(128)	(797)	(284)
Effect of income for which no income tax is chargeable	(666)	(757)	(791)
Effect of expense for which no income tax is deductible	1,395	207	142
Net change in valuation allowances	(788)	(195)	(22)
Over provision of income tax is previous years	-	-	(6)
Effective tax	$209	$7	144

Components of Deferred Income Tax

The net deferred income tax consists of the following:

	March 31,
	2018	2019
Deferred income tax assets	$-	$-
Deferred income tax liabilities	(775)	(659)
Net deferred income tax liabilities	$(775)	(659)

The components of net deferred income tax are as follows:

	March 31,
	2018	2019
Net operating loss carry forwards	$-	$-
Provision of employee benefits	539	582
Depreciation and amortization	(128)	85
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,333)	(1,277)
Others	328	110
Less: Valuation allowances	(181)	(159)
Net deferred income tax liabilities	$(775)	(659)

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	Year ended March 31,
	2017	2018	2019

Balance at the beginning of the year	$268	$316	$424
Increase related to current year tax positions	48	108	58
Balance at the end of the year	$316	$424	$482